S-K 1603(a)(9) Restrictions on Selling Securities	Sep. 18, 2025
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Subject to certain limited exceptions, the Founders Shares will not be transferred, assigned, sold or released from escrow until the earlier of (A) one year after the completion of IWAC’s initial business combination and (B) subsequent to IWAC’s initial business combination, the earlier of (x) the date on which IWAC completes a liquidation, merger, shareexchange, asset acquisition, share repurchase, recapitalization, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their Ordinary Shares for cash, securities or other property or (y) the date on which the last reported sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share splits, share recapitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 180 days after IWAC’s initial business combination.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	IWH Sponsor LP: Transfers permitted (a) to IWAC’s directors or officers, any affiliates or family members of any of IWAC’s directors or officers, any members or partners of the Sponsor, or any affiliates of the Prior Sponsor, or any employees of such affiliates, (b) in the case of an individual, by gift to a member of the individual’s immediate family, any estate planning vehicle or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales orTransfers made in connection with the consummation of IWAC’s initial business combination at prices no greater than the price at which the Founder Shares, Private Placement Warrants or Class A Ordinary Shares, as applicable, were originally purchased; (f) pro rata distributions from the Prior Sponsor to its members, partners, or shareholders pursuant to the Prior Sponsor’s limited partnership agreement; (g) by virtue of the Prior Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (h) to IWAC for no value for cancellation in connection with the consummation of IWAC’s initial business combination; in the event of IWAC’s liquidation prior to the completion of IWAC’s initial business combination or (i) in the event of IWAC’s completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of the Public Shareholders having the right to exchange their IWAC Class A Ordinary Shares for cash, securities or other property subsequent to IWAC’s completion of an initial business combination; provided, however, that in the case of clauses (a) through (g), these permitted transferees must enter into a written agreement with IWAC agreeing to be bound by the transfer restrictions and other applicable restrictions in the Insider Letter Combination Agreement at prices no greater than the price at which the securities were originally purchased; provided that any transferee of any transfer of the type set forth in clauses (A) through (F) must enter into a written agreement, in form and substance reasonably satisfactory to Btab and IWAC, agreeing to be bound by the Sponsor Agreement prior to the occurrence of such transfer.
Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of IWAC’s initial business combination
IWH Sponsor LP | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	IWH Sponsor LP
Suntone Investment Pty Ltd | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Suntone Investment Pty Ltd